CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term Investments, Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended			3 Months Ended					12 Months Ended
	Nov. 14, 2014	Feb. 28, 2015	Mar. 31, 2007	Sep. 30, 2004	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2008	Dec. 30, 2016
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Per share price of investment													$ 2.00
ImmenStar, Inc. | Series A preferred stock
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Release from escrow deposit												$ 0.2
Payments to Acquire Investments				$ 2.0
Cortina
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Cash received in exchange for investment			$ 1.8
Cost-method Investments, Realized Losses, Excluding Other than Temporary Impairments									$ 1.5
Investment, ownership interest (as a percent)	1.00%
Cortina | Series D preferred stock
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Number of shares received in exchange for investment			3,600,000									400,000
Per share price of investment			$ 0.837									$ 0.837
Inphi Corporation
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Number of shares received in exchange for investment	124,395
Release from escrow deposit					$ 0.1	$ 0.3
Available-for-sale Securities, Equity Securities											$ 2.3
Unrealized gain from available-for-sale investments											$ 0.5
Number of shares of equity securities sold		124,395						124,395
Proceeds from sale of equity		$ 2.4						$ 2.4
Available-for-sale Securities, Gross Realized Gains		$ 0.6						$ 0.6
Cash proceeds from sale of assets							$ 0.7			$ 1.0
Net carrying value of assets sold						$ 0.0	$ 0.0			$ 0.0